OTHER ASSETS AND OTHER LIABILITIES - Fair value of derivatives held for trading classified by contractual maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 1,214,497	S/ 1,092,107
Liabilities	1,205,213	1,040,282
Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	1,059,240	970,671
Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	256,891	306,148
Liabilities	257,999	246,960
Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	600,718	268,633
Liabilities	613,624	350,938
Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	323,425	411,656
Liabilities	181,454	366,545
Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,673	6,489
Liabilities	3,547	6,089
Futures
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,694	10
Liabilities	2,616	139
Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	1,186,401	992,936
Up to 3 months | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	176,989	204,833
Up to 3 months | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	148,076	199,070
Liabilities	145,781	154,424
Up to 3 months | Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	4,025	3,716
Liabilities	12,794	7,705
Up to 3 months | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	12,324	7,124
Liabilities	15,122	41,729
Up to 3 months | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	379	1,844
Liabilities	676	836
Up to 3 months | Futures
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,694	10
Liabilities	2,616	139
Up to 3 months | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	167,498	211,764
From 3 months to 1 year | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	171,185	201,746
From 3 months to 1 year | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	108,541	104,265
Liabilities	111,956	89,739
From 3 months to 1 year | Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	25,005	8,409
Liabilities	23,211	13,837
From 3 months to 1 year | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	11,499	101,368
Liabilities	33,147	92,917
From 3 months to 1 year | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	2,294	4,645
Liabilities	2,871	5,253
From 3 months to 1 year | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	147,339	218,687
From 1 to 3 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	167,156	129,481
From 1 to 3 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	274	2,813
Liabilities	262	2,797
From 1 to 3 years | Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	81,209	38,569
Liabilities	80,629	46,840
From 1 to 3 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	122,673	102,703
Liabilities	86,265	79,844
From 1 to 3 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		0
Liabilities		0
From 1 to 3 years | Futures
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		0
Liabilities		0
From 1 to 3 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	204,156	144,085
From 3 to 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	85,339	69,140
From 3 to 5 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years | Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	46,101	8,067
Liabilities	64,995	18,477
From 3 to 5 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	36,219	67,826
Liabilities	20,344	50,663
From 3 to 5 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years | Futures
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
From 3 to 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	82,320	75,893
Over 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	458,571	365,471
Over 5 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Over 5 years | Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	444,378	209,872
Liabilities	431,995	264,079
Over 5 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	140,710	132,635
Liabilities	26,576	101,392
Over 5 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Over 5 years | Futures
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Over 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 585,088	S/ 342,507